Allowance for Doubtful Accounts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Allowance For Doubtful Accounts Receivable [Roll Forward]
Balance, beginning of year	$ 0.3	$ 0.3	$ 0
Provision for Doubtful Accounts	0.3	0	0
Allowance For Doubtful Accounts Receivable, Charge-Offs (Recoveries), Net	(0.2)	0	0
Allowance For Doubtful Accounts Receivable, Impact of Acquisitions	1.0	0	0
Allowance For Doubtful Accounts Receivable, Transfers From Related Party, Net	0	0	0.3
Balance, end of year	$ 1.4	$ 0.3	$ 0.3